Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
Schedule III – Real Estate and Accumulated Depreciation as of December 31, 2024 ($ in thousands)

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances(1)	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
Multifamily properties:
Phoenix Property	Mesa, AZ	$43,542	$9,472	$35,909	$(2,757)	$1,910	$6,715	$37,819	$44,534	$(6,436)	2019
Florida Multifamily Portfolio
Various Properties (2)	Jacksonville, FL	36,455	11,574	37,920	(2,449)	4,678	9,125	42,598	51,723	(6,925)	2019
Various Properties (2)	Naples FL	36,112	14,045	37,025	(2,256)	3,166	11,789	40,191	51,980	(6,593)	2019
Columbus Multifamily (2 properties)	Columbus, OH	68,326	6,093	96,153	946	6,968	7,039	103,121	110,160	(12,900)	2019
Cascades Apartments	Charlotte, NC	72,195	12,711	92,689	(2,060)	2,411	10,651	95,100	105,751	(14,279)	2019
Exchange on Erwin	Durham, NC	50,542	18,313	54,839	(541)	275	17,772	55,114	72,886	(8,469)	2019
Avida Apartments	Salt Lake City, UT	56,355	8,018	73,763	196	1,865	8,214	75,628	83,842	(11,221)	2019
Kalina Way	Salt Lake City, UT	57,928	7,101	74,739	500	503	7,601	75,242	82,843	(10,895)	2020
Southeast Affordable Housing Portfolio
Riverwalk	Brighton, CO	19,015	3,280	20,932	332	1,261	3,612	22,193	25,805	(3,723)	2020
Patriots Pointe	Concord, NC	7,760	1,564	7,904	217	536	1,781	8,440	10,221	(1,632)	2020
Willow Ridge	Greensboro, NC	5,200	2,157	4,656	108	466	2,265	5,122	7,387	(1,232)	2020
Creekside at Bellemeade	High Point, NC	4,640	2,031	4,415	109	336	2,140	4,751	6,891	(1,535)	2020
Villa Biscayne	Homestead, FL	20,339	4,575	23,600	106	549	4,681	24,149	28,830	(4,243)	2020
Various Properties (3)	Jacksonville, FL	82,042	24,178	90,108	798	7,220	24,976	97,328	122,304	(17,862)	2020
Oak Crest	Kannapolis, NC	9,373	2,137	10,411	245	966	2,382	11,377	13,759	(2,280)	2020
Stone Creek	Morrisville, NC	8,364	1,844	7,492	133	836	1,977	8,328	10,305	(1,715)	2020
Various Properties (3)	Newport News, VA	43,333	11,169	50,997	429	3,698	11,598	54,695	66,293	(8,996)	2020
Various Properties (2)	Orlando, FL	72,451	19,513	75,364	476	2,101	19,989	77,465	97,454	(13,655)	2020
Overlook at Simms Creek	Raleigh, NC	25,691	7,189	23,030	160	1,315	7,349	24,345	31,694	(4,924)	2020
Various Properties (2)	Sanford, FL	65,853	14,916	75,253	362	2,520	15,278	77,773	93,051	(13,123)	2020
Ponce Harbor	St. Augustine, FL	15,601	3,294	18,870	144	613	3,438	19,483	22,921	(3,587)	2020
Las Villas de Kino	Tucson, AZ	26,255	9,513	24,278	971	2,793	10,484	27,071	37,555	(5,273)	2020
Lexington Club	Vero Beach, FL	14,738	2,972	19,583	147	957	3,119	20,540	23,659	(3,781)	2020
Parkside Royal Poinciana	West Palm Beach, FL	10,045	4,624	8,889	339	1,803	4,963	10,692	15,655	(2,238)	2020
Mid-Atlantic Affordable Housing Portfolio
Various Properties (2)	Chesapeake, VA	26,880	6,467	28,766	212	1,219	6,679	29,985	36,664	(4,477)	2020
Columbia Hills	Columbia, TN	9,740	2,871	9,816	200	920	3,071	10,736	13,807	(1,998)	2020
Foxridge	Durham, NC	10,333	2,524	10,986	129	679	2,653	11,665	14,318	(1,948)	2020
Crestview	Fredericksburg, VA	26,720	4,358	30,470	101	850	4,459	31,320	35,779	(4,649)	2020
Bridgeport	Hampton, VA	17,130	4,285	18,075	118	826	4,403	18,901	23,304	(2,831)	2020
Various Properties (2)	Harrisonburg, VA	11,760	4,022	11,222	131	569	4,153	11,791	15,944	(2,318)	2020
Cascade Village	Holland, MI	13,680	3,389	14,530	585	1,053	3,974	15,583	19,557	(2,610)	2020
Parkview	Huntersville, NC	11,191	1,876	12,739	45	192	1,921	12,931	14,852	(1,955)	2020
Various Properties (4)	Manassas, VA	70,695	10,637	81,855	419	1,328	11,056	83,183	94,239	(12,031)	2020
Autumn Ridge	Memphis, TN	7,547	2,591	7,180	149	470	2,740	7,650	10,390	(1,338)	2020
Genito Glen	Midlothian, VA	10,960	2,703	11,559	96	374	2,799	11,933	14,732	(1,989)	2020
Kings Ridge	Newport News, VA	15,572	4,729	15,539	352	1,047	5,081	16,586	21,667	(2,877)	2020
River Birch	Raleigh, NC	19,411	4,168	21,150	147	905	4,315	22,055	26,370	(3,155)	2020
Falcon Pointe	Rosenberg, TX	9,440	1,876	10,461	120	461	1,996	10,922	12,918	(1,967)	2020
Sterling Crest	Saginaw, MI	8,800	4,176	7,229	386	862	4,562	8,091	12,653	(1,699)	2020
Las Villas de Leon	San Antonio, TX	7,560	2,347	7,458	324	990	2,671	8,448	11,119	(1,597)	2020
Stonegate	Stafford, VA	28,880	3,963	33,721	92	584	4,055	34,305	38,360	(4,727)	2020
River Park Place	Vero Beach, FL	8,538	2,661	8,425	161	553	2,822	8,978	11,800	(1,613)	2020
Ocean Gate	Virginia Beach, VA	20,080	4,347	21,957	169	645	4,516	22,602	27,118	(3,438)	2020
Autumn Wind	Winchester, VA	9,840	2,724	10,005	161	351	2,885	10,356	13,241	(1,975)	2020
Various Properties (3)	Woodbridge, VA	55,243	8,617	63,627	349	1,710	8,966	65,337	74,303	(9,506)	2020

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
Florida Affordable Housing Portfolio II (4 properties)	Jacksonville, FL	$85,840	$16,599	$95,453	$459	$12,442	$17,058	$107,895	$124,953	$(16,011)	2021
Southeast Affordable Housing Portfolio II
Culpeper Commons	Culpeper, VA	12,483	4,058	13,749	123	848	4,181	14,597	18,778	(2,673)	2021
Magnolia Creste	Dallas, GA	16,438	2,650	21,475	239	503	2,889	21,978	24,867	(3,248)	2021
Glen Creek	Elkton, MD	15,263	5,985	16,353	218	875	6,203	17,228	23,431	(3,412)	2021
England Run	Fredericksburg, VA	18,812	3,857	23,614	188	694	4,045	24,308	28,353	(3,491)	2021
Rocky Creek	Greenville, SC	14,395	3,030	17,079	198	868	3,228	17,947	21,175	(2,735)	2021
Grande Court Boggy	Kissimmee, FL	34,904	9,361	41,265	200	744	9,561	42,009	51,570	(6,723)	2021
Magnolia Village	Lawrenceville, GA	15,783	5,107	16,645	215	657	5,322	17,302	22,624	(3,244)	2021
Park Ridge	Stafford, VA	20,255	3,778	25,689	101	449	3,879	26,138	30,017	(3,480)	2021
Glen Ridge	Woodbridge, VA	21,667	4,159	27,218	200	725	4,359	27,943	32,302	(3,595)	2021
Azalea Multifamily Portfolio
Luxe	Aubrey, TX	52,290	10,084	78,835	(1,428)	(12,665)	8,656	66,170	74,826	(8,048)	2021
Travesia	Austin, TX	75,460	13,787	79,703	293	1,087	14,080	80,790	94,870	(8,084)	2021
Afton Ridge	Concord, NC	54,062	9,516	62,919	104	125	9,620	63,044	72,664	(6,524)	2021
Various Properties (2)	Dallas, TX	84,140	13,031	125,670	375	2,184	13,406	127,854	141,260	(12,620)	2021
Clearbrook	Frederick, MD	62,090	12,564	51,451	63	246	12,627	51,697	64,324	(5,171)	2021
Thornton Park	Jacksonville, FL	66,616	9,950	91,924	369	324	10,319	92,248	102,567	(9,043)	2021
Gwinnett Stadium	Lawrenceville, GA	41,090	5,199	48,131	170	221	5,369	48,352	53,721	(4,538)	2021
Park Place	Morrisville, NC	52,920	9,295	57,281	107	541	9,402	57,822	67,224	(6,188)	2021
Autumn Wood	Murfreesboro, TN	42,490	6,114	54,974	185	(44)	6,299	54,930	61,229	(5,862)	2021
Millenia	Orlando, FL	36,890	6,305	47,647	98	1,101	6,403	48,748	55,151	(4,858)	2021
Various Properties (2)	Pflugerville, TX	107,590	24,606	142,875	580	2,586	25,186	145,461	170,647	(14,461)	2021
Lakehouse	Plant City, FL	16,940	3,334	23,339	37	195	3,371	23,534	26,905	(2,544)	2021
Victoria Grand	Tallahassee, FL	47,390	7,002	61,768	120	580	7,122	62,348	69,470	(6,338)	2021
Keystone Castle Hills	Dallas, TX	89,922	23,122	99,118	990	2,033	24,112	101,151	125,263	(16,660)	2021
Greater Boston Affordable Portfolio (5 properties)	Boston, MA	142,059	60,313	176,849	449	(85)	60,762	176,764	237,526	(16,946)	2021
Columbus Preferred Portfolio
5188 Baxter Park	Westerville, OH	21,700	6,795	23,058	(1,253)	1,234	5,542	24,292	29,834	(2,225)	2021
1025 Luxe Avenue	Columbus, OH	45,500	7,955	43,178	(27)	176	7,928	43,354	51,282	(3,902)	2021
The Palmer Dadeland	Miami, FL	259,800	56,854	304,585	723	2,187	57,577	306,772	364,349	(30,985)	2021
Seven Springs Apartments	Burlington, MA	117,110	27,104	164,679	30	697	27,134	165,376	192,510	(16,375)	2021
Maison’s Landing	Salt Lake City, UT	102,120	14,890	152,592	343	1,736	15,233	154,328	169,561	(17,038)	2021
Sawyer Flats	Gaithersburg, MD	144,060	32,701	168,846	1,385	2,929	34,086	171,775	205,861	(18,127)	2021
Florida Affordable Housing Portfolio III
Various Properties (2)	Bradenton, FL	75,290	20,960	101,049	631	2,186	21,591	103,235	124,826	(15,593)	2021
Enclave on Woodbridge	Fernandina Beach, FL	25,690	6,407	36,228	56	783	6,463	37,011	43,474	(5,544)	2021
Charleston Place	Holly Hill, FL	17,520	5,930	21,309	91	935	6,021	22,244	28,265	(3,626)	2021
Brookwood Forest	Jacksonville, FL	23,560	4,250	35,025	223	948	4,473	35,973	40,446	(4,404)	2021
Various Properties (2)	Lakeland, FL	37,080	7,112	57,801	601	779	7,713	58,580	66,293	(7,927)	2021
Club at Sugar Mill	Port Orange, FL	14,260	4,449	15,946	114	669	4,563	16,615	21,178	(2,678)	2021
Nantucket Cove	Springhill, FL	15,800	4,592	20,167	99	425	4,691	20,592	25,283	(3,495)	2021
Various Properties (5)	Tampa, FL	73,610	26,276	96,632	621	1,211	26,897	97,843	124,740	(14,547)	2021
Savannah Bay	Tarpon Springs, FL	12,610	5,374	9,640	129	456	5,503	10,096	15,599	(2,066)	2021
Nantucket Bay	Temple Terrace, FL	15,150	6,364	18,782	147	239	6,511	19,021	25,532	(2,731)	2021
Raleigh Multifamily Portfolio
2600 Harvest Creek Place	Cary, NC	60,900	16,094	77,575	(11)	1,583	16,083	79,158	95,241	(7,496)	2021
5140 Copper Ridge Drive	Durham, NC	41,900	8,733	53,561	(6)	1,484	8,727	55,045	63,772	(5,388)	2021
1000 Henrico Lane	Morrisville, NC	68,600	12,383	86,037	(9)	1,680	12,374	87,717	100,091	(8,162)	2021
Various Properties (3)	Raleigh, NC	196,000	40,491	252,991	(28)	7,052	40,463	260,043	300,506	(21,174)	2021

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
South Florida Multifamily Portfolio
Bella Vista	Boca Raton, FL	$95,500	$13,144	$125,094	$3,987	$(2,954)	$17,131	$122,140	$139,271	$(11,030)	2021
Stonybrook	Boynton Beach, FL	67,600	12,346	81,036	740	1,659	13,086	82,695	95,781	(7,961)	2021
Centro Sunforest	Davie, FL	103,300	25,015	152,738	(3,584)	1,636	21,431	154,374	175,805	(14,614)	2021
SEG Multifamily Portfolio
Alta Mill Apartments	Austell, GA	62,965	13,213	82,343	(799)	13,236	12,414	95,579	107,993	(11,110)	2021
Estate on Quarry Lake Apartments	Austin, TX	45,403	9,565	59,725	(2,444)	12,857	7,121	72,582	79,703	(8,135)	2021
Various Properties (2)	Brunswick, GA	35,823	7,529	47,011	974	5,952	8,503	52,963	61,466	(8,105)	2021
Lodge at Mallard Creek	Charlotte, NC	35,524	7,816	48,785	(1,257)	9,644	6,559	58,429	64,988	(7,014)	2021
Brook Valley Apartments	Douglasville, GA	22,951	4,837	30,158	600	4,178	5,437	34,336	39,773	(4,509)	2021
Various Properties (4)	Everett, WA	137,405	31,576	198,984	(1,960)	28,693	29,616	227,677	257,293	(22,939)	2021
Towne Creek	Gainesville, GA	15,766	3,307	20,549	1,331	2,306	4,638	22,855	27,493	(2,973)	2021
Icon on the Greenway	Gastonia, NC	24,747	5,110	31,932	(1,696)	6,808	3,414	38,740	42,154	(4,954)	2021
Woodland Park Apartments	Greensboro, NC	18,173	3,484	27,201	1,557	(2,668)	5,041	24,533	29,574	(3,856)	2021
Estates at Bellwood Apartments	Greenville, SC	15,267	3,266	20,401	585	2,371	3,851	22,772	26,623	(3,558)	2021
Audubon Park Apartments	Hanahan, SC	26,144	5,397	33,706	(207)	5,415	5,190	39,121	44,311	(4,860)	2021
Waterford Landing Apartments	Hermitage, TN	25,745	5,616	64,899	(1,067)	(22,753)	4,549	42,146	46,695	(5,072)	2021
Various Properties (2)	High Point, NC	33,187	5,848	36,515	(517)	5,473	5,331	41,988	47,319	(5,980)	2021
Northtowne Village Apartments	Hixson, TN	17,463	3,621	41,985	(304)	(15,473)	3,317	26,512	29,829	(3,363)	2021
Revival on Main	Kennesaw, GA	47,897	9,920	61,794	(2,263)	11,819	7,657	73,613	81,270	(7,026)	2021
Various Properties (2)	Knoxville, TN	138,503	29,131	337,357	6,268	(132,374)	35,399	204,983	240,382	(31,339)	2021
Lee's Crossing	La Grange, GA	28,738	6,053	37,698	882	6,095	6,935	43,793	50,728	(6,218)	2021
Durant at Sugarloaf Apartments	Lawrenceville, GA	39,914	8,390	52,333	4,520	2,844	12,910	55,177	68,087	(7,708)	2021
Racquet Club	Lexington, KY	34,027	8,663	53,959	2,563	7,435	11,226	61,394	72,620	(8,005)	2021
Nickel Creek	Lynnwood, WA	33,229	8,062	50,855	(558)	9,433	7,504	60,288	67,792	(5,995)	2021
Northwood Apartments	Macon, GA	20,955	4,400	27,497	321	3,710	4,721	31,207	35,928	(4,587)	2021
Falls at Sope Creek	Marietta, GA	60,171	12,667	78,943	(98)	13,088	12,569	92,031	104,600	(10,049)	2021
Ashmore Bridge Estates Apartments	Mauldin, SC	27,341	5,548	42,280	679	(2,808)	6,227	39,472	45,699	(5,937)	2021
Waterstone at Murietta Apartments	Murieta, CA	83,122	18,884	117,823	(897)	18,780	17,987	136,603	154,590	(15,472)	2021
Wyndchase Bellevue Apartments	Nashville, TN	31,233	6,531	75,691	(2,562)	(25,067)	3,969	50,624	54,593	(5,498)	2021
Woodland Crossing Apartments	New Bern, NC	23,849	5,261	32,819	(1,846)	7,085	3,415	39,904	43,319	(5,198)	2021
Ranchstone	Parker, CO	74,540	17,012	126,989	(7,748)	5,133	9,264	132,122	141,386	(14,700)	2021
Gio Apartments	Plano, TX	86,714	22,546	140,590	(7,861)	(5,254)	14,685	135,336	150,021	(19,470)	2021
Grande Oaks	Roswell, GA	44,504	9,373	58,394	243	934	9,616	59,328	68,944	(7,635)	2021
Brandemere	Salem, NC	29,425	5,274	32,967	764	4,315	6,038	37,282	43,320	(5,641)	2021
Various Properties (2)	Savannah, GA	57,876	11,943	82,787	(1,529)	3,800	10,414	86,587	97,001	(11,194)	2021
Smoky Crossing Apartments	Seymour, TN	50,591	10,371	120,337	(68)	(44,553)	10,303	75,784	86,087	(10,419)	2021
Grove Veridian	Spartanburg, NC	12,074	2,555	15,966	363	1,847	2,918	17,813	20,731	(2,718)	2021
Patriot Point	Spring Lake, NC	18,886	3,238	20,253	275	2,626	3,513	22,879	26,392	(3,441)	2021
Retreat at Hidden Bay	St. Marys, GA	15,167	3,170	19,810	(295)	3,223	2,875	23,033	25,908	(3,146)	2021
Various Properties (11)	Waldorf, MD	259,942	57,581	359,089	37,208	22,343	94,789	381,432	476,221	(52,346)	2021
Various Properties (2)	Warner Robins, GA	38,916	8,171	51,003	2,705	4,828	10,876	55,831	66,707	(9,125)	2021
Various Properties (3)	Wilmington, NC	69,351	14,485	90,475	(85)	13,704	14,400	104,179	118,579	(13,044)	2021

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
National Affordable Housing Portfolio
Various Properties (3)	Austin, TX	$103,128	$18,627	$135,799	$(2,036)	$7,001	$16,591	$142,800	$159,391	$(16,690)	2021
Centre Court	Bradenton, FL	20,787	5,335	29,299	478	867	5,813	30,166	35,979	(4,903)	2021
Forest Glen	Durham, NC	13,345	2,975	10,821	1,073	(287)	4,048	10,534	14,582	(1,571)	2021
Rose Cove SLC	Farmington, UT	14,420	4,649	16,909	985	(16)	5,634	16,893	22,527	(2,102)	2021
Venice Cove FLL	Ft Lauderdale, FL	18,934	5,878	21,379	3,148	(2,533)	9,026	18,846	27,872	(2,484)	2021
Chelsea Commons	Greenacres, FL	30,349	12,348	44,910	(499)	1,823	11,849	46,733	58,582	(6,842)	2021
Hampton Ridge Jax	Jacksonville, FL	11,104	2,476	9,005	90	2,904	2,566	11,909	14,475	(1,708)	2021
San Marcos Villas	Lake Park, FL	50,042	18,054	65,663	(4,002)	6,220	14,052	71,883	85,935	(9,296)	2021
Mayflower Harbor	Lehi, UT	30,820	9,050	32,915	(526)	2,012	8,524	34,927	43,451	(4,359)	2021
Grande Court Sarasota	North Port, FL	16,087	5,010	18,221	991	(247)	6,001	17,974	23,975	(3,275)	2021
Commander Place	Orlando, FL	28,586	5,713	31,374	(1,072)	2,578	4,641	33,952	38,593	(4,018)	2021
Villas Shaver	Pasadena, TX	25,594	3,182	23,197	3,292	(2,742)	6,474	20,455	26,929	(3,611)	2021
Pemberly Palms	Vero Beach, FL	21,563	4,645	25,507	1,142	248	5,787	25,755	31,542	(3,888)	2021
Pasco Woods	Wesley Chapel, FL	21,146	4,511	24,772	53	728	4,564	25,500	30,064	(3,734)	2021
Colony Park	West Palm Beach, FL	21,214	6,626	24,101	862	216	7,488	24,317	31,805	(3,830)	2021
Central Park Portfolio (9 properties)	Denver, CO	329,898	74,722	532,982	1,466	7,588	76,188	540,570	616,758	(52,562)	2021
Mid-Atlantic Affordable Housing Portfolio II
Lakewood Villas ATL	Atlanta, GA	19,937	5,659	19,470	227	647	5,886	20,117	26,003	(3,014)	2022
Ivy Creek Buford	Buford, GS	30,731	6,784	36,309	524	647	7,308	36,956	44,264	(4,315)	2022
Various Properties (2)	Fredericksburg, VA	67,101	18,748	86,640	379	1,309	19,127	87,949	107,076	(8,983)	2022
Cobblestone Kennesaw	Kennesaw, GA	19,311	6,818	20,700	216	392	7,034	21,092	28,126	(2,834)	2022
Galaxy Silver Spring	Silver Springs, MD	36,418	9,832	54,956	323	783	10,155	55,739	65,894	(4,398)	2022
Sky Terrace	Stafford, VA	37,257	7,836	52,382	231	621	8,067	53,003	61,070	(5,197)	2022
Highland Warranton	Warranton, VA	18,211	6,136	17,652	378	256	6,514	17,908	24,422	(2,141)	2022
Texas and North Carolina Multifamily Portfolio
Watervue	Fort Worth, TX	69,831	12,114	81,045	327	490	12,441	81,535	93,976	(9,171)	2022
Bunker Hill	Houston, TX	64,451	5,855	79,938	134	502	5,989	80,440	86,429	(7,057)	2022
Regalia	Mansfield, TX	57,707	8,595	68,599	195	419	8,790	69,018	77,808	(7,174)	2022
Litchford	Raleigh, NC	53,535	11,588	70,431	99	339	11,687	70,770	82,457	(6,730)	2022
Whispering Creek	San Antonio, TX	35,229	5,025	42,064	333	468	5,358	42,532	47,890	(4,426)	2022
Phoenix Affordable Housing Portfolio
Desert Eagle	Glendale, AZ	28,171	8,420	37,708	255	1,220	8,675	38,928	47,603	(4,118)	2022
Various Properties (3)	Mesa, AZ	101,114	25,347	142,096	855	3,828	26,202	145,924	172,126	(14,889)	2022
Lake Pleasant Village	Peoria, AZ	23,579	7,346	31,972	316	610	7,662	32,582	40,244	(3,545)	2022
Various Properties (2)	Phoenix, AZ	59,683	13,992	73,080	682	1,935	14,674	75,015	89,689	(6,960)	2022
Summit Multifamily Portfolio
Vintage Amelia	Amelia Island, FL	37,759	8,015	57,141	252	(2,887)	8,267	54,254	62,521	(6,347)	2022
Vantage Ashland	Ashland City, TN	33,279	5,712	56,903	196	555	5,908	57,458	63,366	(5,880)	2022
Ethos Austin	Austin, TX	46,823	11,085	72,024	340	2,141	11,425	74,165	85,590	(7,681)	2022
Walnut Bastrop	Bastrop, TX	27,479	5,643	44,116	258	604	5,901	44,720	50,621	(4,534)	2022
Various Properties (2)	Burleson, TX	81,272	12,479	139,515	205	664	12,684	140,179	152,863	(12,959)	2022
Ethan Pointe	Burlington, NC	38,879	5,884	61,163	273	449	6,157	61,612	67,769	(6,400)	2022
Stonebriar Frisco	Frisco, TX	63,679	8,210	107,353	492	457	8,702	107,810	116,512	(9,052)	2022
Darby Holly Springs	Holly Springs, GA	50,693	11,933	82,863	199	284	12,132	83,147	95,279	(8,157)	2022
Various Properties (2)	Indianapolis, IN	80,786	10,047	135,908	753	2,316	10,800	138,224	149,024	(12,924)	2022
Orchard Hills	Jeffersonville, IN	36,393	5,720	52,149	167	1,396	5,887	53,545	59,432	(5,674)	2022
Various Properties (2)	Knoxville, TN	89,686	8,278	145,987	563	971	8,841	146,958	155,799	(12,530)	2022
Woodland Lakes Lansing	Lansing, MI	43,093	8,179	61,911	301	1,512	8,480	63,423	71,903	(8,022)	2022

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
Various Properties (4)	Louisville, KY	$121,345	$17,123	$178,426	$722	$(2,134)	$17,845	$176,292	$194,137	$(17,560)	2022
Lakeside Marietta	Marietta, GA	70,893	14,659	124,095	339	1,141	14,998	125,236	140,234	(11,596)	2022
Reserve Maryville	Maryville, TN	29,093	6,455	37,771	181	2,529	6,636	40,300	46,936	(4,712)	2022
Vintage Juliet	Mt. Juliet, TN	54,311	4,981	84,725	97	331	5,078	85,056	90,134	(7,003)	2022
Various Properties (2)	Murfreesboro, TN	82,058	9,480	138,701	221	814	9,701	139,515	149,216	(12,463)	2022
Hickory Point Nashville	Nashville, TN	49,479	7,534	81,694	402	571	7,936	82,265	90,201	(8,133)	2022
Emerson Pflugerville	Pflugerville, TX	53,679	11,087	83,771	242	693	11,329	84,464	95,793	(8,657)	2022
Prinwood Place	Portage, MI	12,993	1,672	19,257	93	507	1,765	19,764	21,529	(2,114)	2022
Foxwood Raleigh	Raleigh, NC	94,380	20,149	142,196	182	1,021	20,331	143,217	163,548	(14,054)	2022
Sugar Flats SLC	Salt Lake City, UT	32,148	6,265	51,531	143	787	6,408	52,318	58,726	(4,082)	2022
Ranch 123 Apartments	Seguin, TX	20,993	4,347	43,170	158	222	4,505	43,392	47,897	(4,299)	2022
Vintage Tollgate	Thompson’s Station, TN	41,879	4,392	70,715	151	421	4,543	71,136	75,679	(6,262)	2022
Reserve Tuscaloosa	Tuscaloosa, AL	31,393	5,878	47,916	367	921	6,245	48,837	55,082	(4,984)	2022
Stonebrook Tyler	Tyler, TX	27,393	5,048	47,359	209	435	5,257	47,794	53,051	(4,701)	2022
Blue Multifamily Portfolio
Grand Dominion	San Antonio, TX	37,958	8,110	61,274	422	497	8,532	61,771	70,303	(6,009)	2022
Florida Affordable Housing Portfolio IV
Sonrise Villas	Fellsmere, FL	23,301	5,733	24,605	56	325	5,789	24,930	30,719	(3,160)	2022
Various Properties (2)	Lakeland, FL	19,778	6,864	21,559	135	429	6,999	21,988	28,987	(2,245)	2022
Overlook at Monroe	Sanford, FL	21,146	4,502	25,665	118	1,236	4,620	26,901	31,521	(2,933)	2022
Raintree Apartments	Clermont, FL	42,249	6,481	54,591	106	706	6,587	55,297	61,884	(4,275)	2022
Madison Cove	Gainesville, FL	9,080	2,409	8,111	20	267	2,429	8,378	10,807	(942)	2022
Various Properties (2)	Kissimmee, FL	92,897	16,861	110,587	(527)	934	16,334	111,521	127,855	(9,277)	2022
Mystic Pointe II	Orlando, FL	39,717	5,221	52,249	34	231	5,255	52,480	57,735	(3,861)	2022

Total Multifamily Properties		$9,075,399	$1,946,385	$12,325,962	$55,322	$164,495	$2,001,707	$12,490,457	$14,492,164	$(1,467,446)

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
Industrial Properties:
Marshfield Industrial Portfolio (4 properties)	Baltimore, MD	$106,698	$21,720	$139,433	$188	$122	$21,908	$139,555	$161,463	$(18,109)	2020
Airport Logistics Park (6 properties)	Nashville, TN	35,000	7,031	53,728	1	96	7,032	53,824	60,856	(7,431)	2020
Denver/Boulder Industrial Portfolio (16 properties)	Louisville, CO	268,064	67,951	311,651	207	521	68,158	312,172	380,330	(36,242)	2021
Reno Logistics Portfolio (18 properties)	Sparks, NV	262,740	60,235	316,742	164	1,540	60,399	318,282	378,681	(40,050)	2021
Southwest Light Industrial Portfolio
Various Properties (4)	Las Vegas, NV	58,142	23,537	54,203	56	89	23,593	54,292	77,885	(6,261)	2021
Various Properties (11)	Phoenix, AZ	283,042	66,229	333,663	287	249	66,516	333,912	400,428	(32,685)	2021
American Industrial Center (25 properties)	Longwood, FL	83,700	47,553	90,772	(1,613)	(2,617)	45,940	88,155	134,095	(9,956)	2022
Middlebrook Crossroads (18 properties)	Bridgewood, NJ	66,566	49,370	62,650	686	641	50,056	63,291	113,347	(6,598)	2022
Northern Italy Industrial Portfolio (4 properties)	Various Provinces, Italy	40,488	14,509	65,804	(677)	(6,425)	13,832	59,379	73,211	(5,886)	2021
Norway Logistics Portfolio (2 properties)	Oslo, Norway	45,785	31,971	63,541	(5,466)	(9,430)	26,505	54,111	80,616	(3,883)	2022
Verona Oppeano (5 properties)	Oppeano VR, Italy	145,385	47,225	243,541	(1,396)	(7,214)	45,829	236,327	282,156	(15,682)	2022
Denmark Logistics Portfolio (10 properties)	Denmark	93,868	42,311	166,314	2,328	9,195	44,639	175,509	220,148	(13,451)	2022
Belgioioso Logistics	Greater Milan, Italy	56,366	18,857	72,460	1,723	6,717	20,580	79,177	99,757	(5,057)	2022

Total Industrial Properties		$1,545,844	$498,499	$1,974,502	$(3,512)	$(6,516)	$494,987	$1,967,986	$2,462,973	$(201,291)

Office Properties:
Florida Office Portfolio (11 properties)	Jacksonville, FL	$121,010	$53,465	$153,163	$4	$18,198	$53,469	$171,361	$224,830	$(38,816)	2019
Columbus Office Portfolio	Columbus, OH	53,024	3,013	50,064	118	3,099	3,131	53,163	56,294	(12,085)	2019
60 State Street	Boston, MA	418,073	-	478,150	472	25,203	472	503,353	503,825	(74,230)	2020
Nashville Office	Nashville, TN	164,152	21,647	229,183	-	899	21,647	230,082	251,729	(33,986)	2020
Stonebridge (3 properties)	Alpharetta, GA	64,500	15,205	101,624	-	4,351	15,205	105,975	121,180	(17,071)	2021
M Campus (2 properties)	Meudon, France	115,792	40,964	184,078	(1,996)	(19,082)	38,968	164,996	203,964	(12,585)	2021
Barcelona Mediacomplex	Barcelona, Spain	65,237	29,780	120,082	(658)	(1)	29,122	120,081	149,203	(7,628)	2022

Total Office Properties		$1,001,788	$164,074	$1,316,344	$(2,060)	$32,667	$162,014	$1,349,011	$1,511,025	$(196,401)

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Amounts at which Carried at the Close of Period(2)
Description	Location	Encumbrances	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Land and Land Improvements	Building and Building Improvements	Total	Accumulated Depreciation(1)	Year Acquired
Other Properties:
U.S. Select Service Portfolio
Hyatt Place Boulder	Boulder, CO	$23,833	$13,890	$33,673	$6	$2,320	$13,896	$35,993	$49,889	$(5,615)	2019
Residence Inn Cleveland	Cleveland, OH	11,615	2,867	19,944	344	2,938	3,211	22,882	26,093	(3,536)	2019
Exchange on Erwin - Commercial (2 properties)	Durham, NC	24,908	13,492	20,157	1	347	13,493	20,504	33,997	(4,061)	2019
Barlow	Chevy Chase, MD	108,160	31,902	112,291	208	5,355	32,110	117,646	149,756	(17,159)	2020
Marketplace at the Outlets	West Palm Beach, FL	79,000	41,833	83,890	6	795	41,839	84,685	126,524	(12,852)	2021
Amherst Single Family Residential Portfolio	Various	$239,756	$126,917	$202,836	$3,095	$17,460	$130,012	$220,296	$350,308	$(27,382)	2021 - 2022
Sunbelt Single-Family Rental Portfolio	Various	—	2,379	6,794	—	424	2,379	7,218	9,597	(1,020)	2021
Morningstar Self-Storage Joint Venture
Alabaster	Alabaster, AL	$14,861	$2,313	$15,843	$(1,209)	$1,253	$1,104	$17,096	$18,200	$(1,338)	2021
OKC Bethany	Bethany, OK	4,160	1,688	5,486	1,849	(1,209)	3,537	4,277	7,814	(464)	2021
Mountain Brook	Birmingham, AL	15,056	5,723	14,463	(3,228)	3,280	2,495	17,743	20,238	(1,456)	2021
Ladson	Charleston, SC	7,965	2,044	7,688	(1,642)	1,688	402	9,376	9,778	(725)	2021
Various Properties (3)	Charlotte, NC	30,811	9,140	40,818	(2,028)	5,712	7,112	46,530	53,642	(3,608)	2021
Bryan/College Station	College Station, TX	9,921	3,036	17,786	(118)	370	2,918	18,156	21,074	(1,505)	2021
Cornelius	Cornelius, NC	8,663	3,217	13,736	(272)	472	2,945	14,208	17,153	(1,204)	2021
OKC Edmond	Edmond, OK	4,217	2,550	5,282	2,793	(1,164)	5,343	4,118	9,461	(464)	2021
Flagler Village	Ft Lauderdale, FL	-	6,979	34,644	8	131	6,987	34,775	41,762	(2,431)	2022
Lake Wylie	Lake Wylie, SC	7,476	2,928	5,947	(1,066)	1,070	1,862	7,017	8,879	(580)	2021
OKC Midwest City	Midwest City, OK	7,236	1,968	9,874	2,154	(2,176)	4,122	7,698	11,820	(813)	2021
Mooresville	Mooresville, NC	7,825	2,602	13,388	(50)	128	2,552	13,516	16,068	(1,115)	2021
Campbell Station	Nashville, TN	11,388	4,563	12,615	1,059	(1,060)	5,622	11,555	17,177	(1,053)	2021
OKC Norman	Norman, OK	6,250	1,342	8,634	1,469	(1,903)	2,811	6,731	9,542	(697)	2021
Various Properties (5)	Oklahoma City, OK	19,967	4,977	27,249	5,662	(6,171)	10,639	21,078	31,717	(2,272)	2021
FL Mall	Orlando, FL	7,881	1,949	6,803	(103)	190	1,846	6,993	8,839	(574)	2021
Various Properties (2)	San Antonio, TX	13,694	4,380	17,399	(1,507)	1,640	2,873	19,039	21,912	(1,562)	2021
Rea	Waxhaw, NC	15,999	4,661	24,139	(1,888)	1,962	2,773	26,101	28,874	(2,052)	2021
Highway 78	Wylie, TX	7,392	3,098	10,714	(969)	1,065	2,129	11,779	13,908	(971)	2021

Total Other Properties		$688,034	$302,438	$772,093	$4,574	$34,917	$307,012	$807,010	$1,114,022	$(96,509)

Portfolio Total		$12,311,065	$2,911,396	$16,388,901	$54,324	$225,563	$2,965,720	$16,614,464	$19,580,184	$(1,961,647)

__________

(1)
Encumbrances excludes approximately $0.5 billion of outstanding mortgage notes held as of December 31, 2024, associated with properties classified as held-for-sale.
(2)
Refer to Note 2 to the Company’s consolidated financial statements for details of depreciable lives.
(3)
As of December 31, 2024, the aggregate cost basis for tax purposes was $20.1 billion.

The total included on Schedule III above does not include furniture, fixtures and equipment totaling $272.5 million and right-of-use operating lease assets of $105.2 million. Accumulated Depreciation does not include $156.1 million of accumulated depreciation related to furniture, fixtures and equipment assets. The total included on Schedule III above also does not include assets that are held-for-sale.

The following table summarizes activity for real estate and accumulated depreciation for the years ended December 31, 2024 and 2023 ($ in thousands):

	December 31, 2024	December 31, 2023
Real Estate(1):
Balance at the beginning of year	$21,061,744	$23,161,692
Additions during the year:
Building and building improvements	137,879	152,709
Land and land improvements	24,272	29,205
Furniture, fixtures and equipment	5,534	10,579
Dispositions during the year:
Building and building improvements	(261,465)	(1,649,905)
Land and land improvements	(91,188)	(416,215)
Furniture, fixtures and equipment	(18,605)	(37,517)
Impairment of investments in real estate	(150,392)	(188,804)
Assets held-for-sale	(855,074)	—
Balance at the end of the year	$19,852,705	$21,061,744

Accumulated depreciation(2):
Balance at the beginning of the year	$(1,578,637)	$(1,013,703)
Accumulated depreciation, net of dispositions	(630,327)	(564,934)
Accumulated depreciation on assets held-for-sale	91,200	—
Balance at the end of the year	$(2,117,764)	$(1,578,637)

__________

(1)
Real estate includes furniture, fixtures and equipment totaling $272.5 million and $304.7 million for the years ended December 31, 2024 and 2023, respectively. Real estate excludes right-of-use operating lease assets of $105.2 million for the years ended December 31, 2024 and 2023.
(2)
Accumulated depreciation excludes amortization on right-of-use operating lease assets of $9.9 million and $8.0 million for the years ended December 31, 2024 and 2023.